Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Information [Line Items]
Entity registrant name	UBS Group AG
Entity central index key	0001610520
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,853,096,603
Document type	20-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Document fiscal year focus	2017
Document fiscal period focus	FY
UBS AG
Entity Information [Line Items]
Entity registrant name	UBS AG
Entity central index key	0001114446
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,858,408,466
Document type	20-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Document fiscal year focus	2017
Document fiscal period focus	FY